                          [Warburg Pincus Funds Logo]


                                    SEMIANNUAL
                                     REPORT

                                 AUGUST 31, 1995

                   [ ] WARBURG PINCUS CASH RESERVE FUND

                   [ ] WARBURG PINCUS NEW YORK TAX EXEMPT FUND

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WARBURG PINCUS CASH RESERVE FUND
--------------------------------------------------------------------------------

                                                                October 16, 1995

Dear Shareholder:

     Short-term interest rates declined during the six months ended August 31, 1995, abetted by a 25-basis-point easing of the federal-funds rate by the Federal Reserve on July 6, and a slowing economy with very little inflation. The nation's gross domestic product grew by an annualized 1.3% during the second quarter of 1995, well below the first quarter and under the Fed's long-term target of 2.5% annualized growth. Third-quarter reports showed a resumption of moderate growth with low inflation as an inventory correction continued. As a result of the Fed's easing and the possibility of further easing, annualized yields on three-month Treasury bills decreased from 6.06% at the end of February to 5.50% at the end of August.

     Warburg Pincus Cash Reserve Fund (the 'Fund') had a 30-day annualized current yield of 5.42% as of August 31, 1995. Net assets of the Fund were $273.9 million, down from $403.2 million on February 28, 1995. For the seven-day period ended August 31, 1995, the net annualized yield was 5.42% down from 5.65% on February 28, 1995. The Fund's average weighted maturity on August 31, 1995, was 56 days, nine days longer than in February.

     The resumption of real gross domestic product growth is apt to keep Federal Reserve policy on hold until a 1996 federal budget is in place. At that time, a credible package of deficit reduction could trigger a small additional rate cut. In response, the Fund will continue to purchase only the highest-quality securities in order to provide competitive returns without compromising stability of principal. We appreciate your continued support and investment in the Fund.



Dale C. Christensen
Dale C. Christensen
President

                                                                               1

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WARBURG PINCUS NEW YORK TAX EXEMPT FUND
--------------------------------------------------------------------------------

                                                                October 16, 1995

Dear Shareholder:

     Tax-exempt money-fund yields continued to rise during the six-month period ended August 31, 1995. The Donoghue's All Tax-Free category produced a 12-month total return of 3.25% for the year ended August 31, 1995, 64 basis points higher than February's 12-month total return. The interest-rate environment also resulted in longer average weighted maturities, as funds extended to enhance yields, and strong growth overall in tax-free money-fund assets, which reached an all-time high during the period.

     For the period, inflation remained well-behaved and in the Fed's targeted 2.5%-3.0% range, as progress toward an economic 'soft landing' continued. Weaker-than-expected economic data in June, however, shifted sentiment toward a possible recession. As a result, yields on the one-year Treasury bill fell to 5.50%. To stimulate the economy, the Federal Open Market Committee lowered the federal-funds rate by 25 basis points in July. By the end of the period, signs of renewed strength in economic activity enabled the FOMC to leave interest rates unchanged at the August meeting.

     Warburg Pincus New York Tax Exempt Fund (the 'Fund') seeks to invest in high-quality issues, the income from which is exempt from federal, New York state and New York City personal income taxes. The general credit quality within New York state remains steady, as Standard & Poor's maintains a positive rating with no expected downgrade. However, on July 10, 1995, New York City bonds were downgraded by Standard & Poor's to 'BBB'.

     The Fund had a 30-day annualized current yield of 3.23% as of August 31, 1995, and net assets of $72.7 million. Its average weighted maturity was 57 days. The Fund's current yield for the seven-day period ended August 31, 1995, was 3.17%.

     The Fund will continue to seek current income that is exempt from federal, New York state and New York City personal income taxes, consistent with preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.



Dale C. Christensen
Dale C. Christensen
President

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WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            RATINGS
    PAR                 SECURITY DESCRIPTION             (MOODY'S/S&P)    MATURITY     RATE        VALUE
-----------   ----------------------------------------   --------------   ---------   ------    ------------
AGENCY OBLIGATIONS (21.6%)

Federal Farm Credit Bank (3.7%)
$ 5,000,000   Federal Farm Credit Bank                                    10/02/95    5.8000%   $  5,000,000
  5,000,000   Federal Farm Credit Bank                                    11/01/95    5.7300       5,000,000
                                                                                                ------------
              Total Federal Farm Credit Bank (Cost $10,000,000)                                   10,000,000
                                                                                                ------------
Student Loan Marketing Association (17.9%)
 15,000,000   Student Loan Marketing Association
              Floating Rate Note+                                         09/05/95    5.6800      15,000,000
 34,000,000   Student Loan Marketing Association
              Floating Rate Note+                                         09/05/95    5.8500      34,024,556
                                                                                                ------------
              Total Student Loan Marketing Association (Cost $49,024,556)                         49,024,556
                                                                                                ------------
              TOTAL AGENCY OBLIGATIONS (Cost $59,024,556)                                         59,024,556
                                                                                                ------------
BANKERS' ACCEPTANCES (12.5%)

Domestic Bankers' Acceptances (10.6%)
  1,000,000   Bank of America                           (P-1/A-1)        12/18/95    5.5000         983,500
  3,000,000   Bank of America                           (P-1/A-1)        12/27/95    5.5000       2,946,375
  2,000,000   Bank of America National Trust &
              Savings Association                       (P-1/A-1)        11/17/95    5.7500       1,975,403
  1,000,000   Bank of America National Trust &
              Savings Association                       (P-1/A-1)        02/23/96    5.6200         972,680
  1,000,000   Barclays Bank PLC                         (P-1/A-1+)       11/01/95    5.6500         990,426
    507,291   Citibank, N.A.                            (P-1/A-1)        09/22/95    5.8500         505,560
  3,000,000   Citibank, N.A.                            (P-1/A-1)        10/11/95    5.7000       2,981,000
  1,000,000   Citibank, N.A.                            (P-1/A-1)        10/27/95    5.7000         991,133
  1,000,000   CoreStates Bank NA                        (P-1/A-1)        01/09/96    5.5000         980,139
  1,500,000   First National Bank of Chicago Corp.      (P-1/A-1)        11/06/95    5.7500       1,484,187
  2,000,000   First National Bank of Chicago Corp.      (P-1/A-1)        11/13/95    5.7500       1,976,681
  3,500,000   First National Bank of Chicago Corp.      (P-1/A-1)        11/20/95    5.7500       3,455,278
    500,000   First National Bank of Chicago Corp.      (P-1/A-1)        01/16/96    5.6100         489,325
    500,000   First National Bank of Chicago Corp.      (P-1/A-1)        02/13/96    5.6000         487,167

                            See Accompanying Notes to Financial Statements.
                                                                               3
--------------------------------------------------------------------------------

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WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           RATINGS
    PAR                SECURITY DESCRIPTION             (MOODY'S/S&P)    MATURITY     RATE        VALUE
-----------   --------------------------------------    --------------   ---------   ------    ------------
BANKERS' ACCEPTANCES (CONT'D)
$ 5,000,000   First Union National Bank                 (P-1/A-1)        11/06/95    5.5800%   $  4,948,850
    500,000   First Union National Bank                 (P-1/A-1)        12/08/95    5.5000         492,514
  2,585,547   State Street Bank & Trust Co.             (P-1/A-1+)       01/10/96    5.6200       2,532,671
                                                                                               ------------
              Total Domestic Bankers' Acceptances (Cost $29,192,889)                             29,192,889
                                                                                               ------------
Yankee Dollar Bankers' Acceptance (1.9%)
  3,061,000   Societe Generale                          (P-1/A-1+)       09/27/95    5.9600       3,047,824
    484,000   Societe Generale                          (P-1/A-1+)       10/02/95    5.9600         481,516
  1,583,000   Societe Generale                          (P-1/A-1+)       10/11/95    5.9600       1,572,517
                                                                                               ------------
              Total Yankee Dollar Bankers' Acceptance (Cost $5,101,857)                           5,101,857
                                                                                               ------------
              TOTAL BANKERS' ACCEPTANCES (Cost $34,294,746)                                      34,294,746
                                                                                               ------------

BANK NOTES (1.9%)

  5,000,000   Mellon Bank                               (P-1/A+)         11/01/95    6.2200       5,000,082
                                                                                               ------------
              TOTAL BANK NOTES (Cost $5,000,082)                                                  5,000,082
                                                                                               ------------

CERTIFICATES OF DEPOSIT (7.3%)

Yankee Dollar Certificates of Deposit (7.3%)
  5,000,000   Canadian Imperial Bank of Commerce        (P-1/A-1+)       09/12/95    7.0000       5,000,000
  5,000,000   Commerzbank                               (P-1/A-1+)       02/09/96    7.1200       5,000,209
  5,000,000   National Westminster Bank                 (P-1/A-1+)       10/23/95    6.2200       5,000,257
  5,000,000   Royal Bank of Canada                      (P-1/A-1+)       12/13/95    7.4200       5,013,117
                                                                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT (Cost $20,013,583)                                   20,013,583
                                                                                               ------------
COMMERCIAL PAPER (37.3%)

Banks (16.7%)

  3,700,000   Abbey National North America Corp.        (P-1/A-1+)       11/07/95    5.6700       3,660,956
  1,700,000   AMRO N.A. Finance Inc.                    (P-1/A-1+)       10/12/95    5.7300       1,688,906
  5,000,000   CoreStates Capital Corp.                  (P-1/A-1)        09/07/95    6.0900       4,994,925
  2,000,000   National City Corp.                       (P-1/A-1)        02/12/96    5.6600       1,948,431
  2,600,000   National City Corp.                       (P-1/A-1)        09/27/95    6.1600       2,588,433
  1,000,000   National City Corp.                       (P-1/A-1)        10/02/95    6.1600         994,696
  3,000,000   National City Corp.                       (P-1/A-1)        10/10/95    6.1000       2,980,175

                            See Accompanying Notes to Financial Statements.
4
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
--------------------------------------------------------------------------------
WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           RATINGS
    PAR                SECURITY DESCRIPTION             (MOODY'S/S&P)    MATURITY     RATE        VALUE
-----------   --------------------------------------    --------------   ---------   ------    ------------
COMMERCIAL PAPER (CONT'D)
$ 2,000,000   National City Corp.                       (P-1/A-1)        10/23/95    6.5500%   $  1,981,078
  5,000,000   NationsBank Corp.                         (P-1/A-1)        09/18/95    6.1400       4,985,503
  5,000,000   NationsBank Corp.                         (P-1/A-1)        10/02/95    6.1300       4,973,607
  5,000,000   Norwest Corporation                       (P-1/A-1+)       09/27/95    5.8800       4,978,767
  5,000,000   Norwest Corporation                       (P-1/A-1+)       09/11/95    6.1600       4,991,444
  5,000,000   Republic National Bank NY                 (P-1/A-1+)       10/10/95    5.6200       4,969,558
                                                                                               ------------
                                                                                                 45,736,479
                                                                                               ------------
Electric Services (0.4%)
  1,000,000   Allegheny Power System                    (P-1/A-1)        10/25/95    5.7000         991,450
                                                                                               ------------
Finance Lessors (2.5%)
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       10/06/95    5.7000         994,458
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       11/03/95    5.6800         990,060
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       12/05/95    5.6500         985,090
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       12/06/95    5.6500         984,933
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       02/12/96    5.6600         974,216
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       02/13/96    5.6800         973,967
  1,000,000   General Electric Capital Corp.            (P-1/A-1+)       04/01/96    5.6400         966,630
                                                                                               ------------
                                                                                                  6,869,354
                                                                                               ------------
Industrial Inorganic Chemical (0.4%)
  1,000,000   Air Products & Chemicals Inc.             (P-1/A-1)        11/21/95    5.7000         987,175
                                                                                               ------------
Motor Vehicles & Car Bodies (1.1%)
  3,000,000   Daimler-Benz North America Corp.          (P-1/A-1+)       03/15/96    5.5800       2,908,860
                                                                                               ------------
Personal Credit Institutions (2.9%)
  5,000,000   Associates Corp. of North America         (P-1/A-1+)       12/06/95    5.6600       4,924,533
  1,000,000   Ford Motor Credit Corp.                   (P-1/A-1)        10/16/95    5.7300         992,838
  1,000,000   Ford Motor Credit Corp.                   (P-1/A-1)        10/17/95    5.7300         992,678
  1,000,000   Ford Motor Credit Corp.                   (P-1/A-1)        10/18/95    5.7300         992,519
                                                                                               ------------
                                                                                                  7,902,568
                                                                                               ------------
Plastic Mail, Synthetic Resin/Rubber (1.7%)
  5,000,000   DuPont (E.I.) de Nemours & Co.            (P-1/A-1+)       07/23/96    5.5300       4,749,614
                                                                                               ------------

                            See Accompanying Notes to Financial Statements.
                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           RATINGS
    PAR                SECURITY DESCRIPTION             (MOODY'S/S&P)    MATURITY     RATE        VALUE
-----------   --------------------------------------    --------------   ---------   ------    ------------
COMMERCIAL PAPER (CONT'D)
Publishing (0.3%)
$ 1,000,000   Dun & Bradstreet Corporation              (P-1/A-1+)       11/21/95    5.7000%   $    987,175
                                                                                               ------------
Security Brokers & Dealers (3.9%)
  5,000,000   Merrill Lynch & Co.                       (P-1/A-1+)       02/05/96    5.6200       4,877,453
  5,000,000   Merrill Lynch & Co.                       (P-1/A-1+)       02/07/96    5.6000       4,876,333
  1,000,000   Merrill Lynch & Co.                       (P-1/A-1+)       02/13/96    5.6700         974,013
                                                                                               ------------
                                                                                                 10,727,799
                                                                                               ------------
Short-Term Business Credit Institutions (6.3%)
  3,000,000   American Express Credit Corp.             (P-1/A-1)        10/30/95    5.6800       2,972,073
  1,000,000   American Express Credit Corp.             (P-1/A-1)        01/23/96    5.6600         977,360
  2,000,000   American Express Credit Corp.             (P-1/A-1)        02/26/96    5.6300       1,944,326
  1,000,000   American Express Credit Corp.             (P-1/A-1)        02/26/96    5.6400         972,113
  5,500,000   Corporate Asset Funding, Inc.             (P-1/A-1+)       02/01/96    5.6300       5,368,399
  1,200,000   Corporate Receivables Corp.               (P-1/A-1)        09/18/95    5.7700       1,196,730
  1,000,000   CXC, Inc.                                 (P-1/A-1)        11/08/95    5.7300         989,177
  3,000,000   McKena Triangle National Corp.            (P-1/A-1+)       10/30/95    5.6800       2,972,073
                                                                                               ------------
                                                                                                 17,392,251
                                                                                               ------------
Soaps & Detergents Cleaning (0.7%)
  2,000,000   Colgate-Palmolive Company                 (P-1/A-1)        10/26/95    5.6900       1,982,614
                                                                                               ------------
Sugar & Confectionary Products (0.4%)
  1,000,000   Hershey Foods Corp.                       (P-1/A-1+)       09/01/95    5.9000       1,000,000
                                                                                               ------------
              TOTAL COMMERCIAL PAPER (Cost $102,235,339)                                        102,235,339
                                                                                               ------------
TIME DEPOSITS (4.8%)

  5,000,000   Bank of Hawaii                            (P-1/A-1)        09/08/95    5.7812       5,000,000
  3,240,000   First Union National Bank                 (P-1/A-1)        09/01/95    5.8125       3,240,000
  5,000,000   Harris Trust & Savings Bank               (P-1/A-1+)       09/14/95    5.7500       5,000,000
                                                                                               ------------
              TOTAL TIME DEPOSITS (Cost $13,240,000)                                             13,240,000
                                                                                               ------------

                            See Accompanying Notes to Financial Statements.
6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           RATINGS
    PAR                SECURITY DESCRIPTION             (MOODY'S/S&P)    MATURITY     RATE        VALUE
-----------   --------------------------------------    --------------   ---------   ------    ------------
COMMERCIAL PAPER (CONT'D)
VARIABLE RATE OBLIGATIONS (14.6%)

Banks (12.8%)
$ 5,000,000   Boatmen's National Bank St. Louis+        (P-1/A-1)        09/12/95    5.8550%   $  5,000,000
 10,000,000   Comerica Bank (Detroit)+                  (P-1/A-1)        09/07/95    5.6000       9,998,208
 10,000,000   Huntington National Bank of Ohio+         (P-1/A-1)        09/01/95    6.0600       9,998,685
 10,000,000   Morgan Guaranty Trust+                    (P-1/A-1+)       09/01/95    5.9200       9,994,320
                                                                                               ------------
              Total Banks                                                                        34,991,213
                                                                                               ------------
Security Brokers & Dealers (1.8%)
  5,000,000   Bear Stearns & Co. Inc.+                  (P-1/A-1)        11/16/95    5.9875       5,000,000
                                                                                               ------------
              TOTAL VARIABLE RATE OBLIGATIONS (Cost $39,991,213)                                 39,991,213
                                                                                               ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $273,799,519*)                                        273,799,519

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                         91,956
                                                                                               ------------

NET ASSETS (100.0%) (applicable to 273,890,248 shares)                                         $273,891,475
                                                                                               ------------
                                                                                               ------------
NET ASSETS VALUE, offering and redemption price per share ($273,891,475[div]273,890,248)
                                                                                                      $1.00
                                                                                                      -----
                                                                                                      -----



+ The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the next interest readjustment date.

*  Also cost for Federal income tax purposes.

                            See Accompanying Notes to Financial Statements.
                                                                               7
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
--------------------------------------------------------------------------------
WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

MATURITY SCHEDULE
      (DAYS)           PAR AMOUNT         PERCENTAGE OF PORTFOLIO
------------------    ------------     -----------------------------
                                                        (CUMULATIVE)

               1-7    $ 88,240,000          32.0%            32.0%
              8-14      25,000,000           9.1             41.1
             15-30      17,368,291           6.3             47.4
             31-60      46,767,000          17.0             64.4
             61-90      37,700,000          13.7             78.1
            91-120      16,500,000           6.0             84.1
           121-150       5,085,547           1.8             85.9
          Over 150      39,000,000          14.1            100.0

                      Average Weighted Maturity -- 50 Days

                            See Accompanying Notes to Financial Statements.
8
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
--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
     PAR                  SECURITY DESCRIPTION              (MOODY'S/S&P)   MATURITY    RATE        VALUE
 ------------  ------------------------------------------   -------------   ---------   -----    -----------
NEW YORK (97.4%)

$   2,000,000  Albany County New York BANS                  (NR/NR)         02/21/96    6.000%   $ 2,011,214
      700,000  Erie   County  New  York  Water  Authority
               Series B (AMBAC Insurance) VRDN+             (VMIG1/A-1+)    09/07/95    3.250        700,000
    3,000,000  Massapequa  New  York  Union  Free  School
               District TANS                                (MIG1/NR)       06/28/96    4.250      3,011,878
    5,100,000  Metropolitan    Transportation   Authority
               Commuter  Facility  Series  1991   (Morgan
               Guaranty LOC) VRDN+                          (VMIG1/A-1)     09/07/95    3.450      5,100,000
    1,000,000  Monroe   County   Industrial   Development
               Agency Electronic Navigational  Industries
               Facility Series 1984 MB                      (Aa1/A-1+)      07/01/96    3.800      1,000,000
      500,000  New  York  City  General  Obligation Bonds
               Series E2 (Fuji Bank LOC) VRDN+              (VMIG1/A-1)     09/01/95    3.500        500,000
    1,500,000  New York  City General  Obligation  Fiscal
               1994 H-3 TECP                                (VMIG/A-1)      10/02/95    3.900      1,500,000
    2,000,000  New  York  City General  Obligation Fiscal
               1994 H-3 TECP                                (VMIG1/A-1)     10/25/95    3.800      2,000,000
    1,500,000  New York City General Obligation Series  B
               (Chemical Bank LOC) TECP                     (VMIG1/A-1)     10/12/95    3.650      1,500,000
      700,000  New    York   City   Housing   Development
               Authority (York Ave.) (Chemical Bank  LOC)
               VRDN+                                        (NR/A-1)        09/07/95    3.500        700,000
    2,095,000  New    York   City   Housing   Development
               Corporation  (Parkgate  Tower)   (Citibank
               LOC) VRDN+                                   (VMIG1/A-1)     09/07/95    3.400      2,095,000
    1,000,000  New    York   City   Housing   Development
               Corporation (Upper  Fifth Avenue  Project)
               Series 1989A (Bankers Trust LOC) VRDN+       (VMIG1/A-1)     09/07/95    3.300      1,000,000
    1,800,000  New   York  City   Industrial  Development
               Agency (La  Guardia Project)  Series  1985
               (Banque Indosuez LOC) VRDN+                  (NR/A-1)        09/07/95    3.350      1,800,000
    1,000,000  New   York  City   Industrial  Development
               Agency Columbia  Grammar  and  Preparatory
               School  Civic Facility  Revenue Bonds 1994
               (Chemical Bank LOC) VRDN+                    (NR/A-1)        09/07/95    3.450      1,000,000

                            See Accompanying Notes to Financial Statements.
                                                                               9
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
--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
     PAR                  SECURITY DESCRIPTION              (MOODY'S/S&P)   MATURITY    RATE        VALUE
 ------------  ------------------------------------------   -------------   ---------   -----    -----------
NEW YORK (CONT'D)
$     500,000  New  York   City  Industrial   Development
               Revenue   Bonds   Nippon   Cargo  Airlines
               Company (Ind. Bank of Japan LOC) VRDN+       (NR/A-1+)       09/07/95    4.000%   $   500,000
    2,000,000  New York City Municipal Water TECP           (P-1/A-1+)      10/05/95    3.800      2,000,000
    3,000,000  New York City RANS                           (MIG1/SP-1+)    04/11/96    4.500      3,013,354
    1,447,000  New York City Trust for Cultural Resources
               (Carnegie  Hall)  (Dai-Ichi  Kangyo   LOC)
               VRDN+                                        (VMIG1/A-1)     09/07/95    3.450      1,447,000
    1,000,000  New York City Trust for Cultural Resources
               Adjustable  Tender Revenue Bonds (American
               Museum of  Natural History)  Series  1991B
               (MBIA Insurance) (Swiss Bank LOC) VRDN+      (VMIG1/A-1+)    09/07/95    3.200      1,000,000
    1,900,000  New York City Trust for Cultural Resources
               Museum   of   Broadcasting   Series   1989
               (Sumitomo Bank LOC) VRDN+                    (VMIG1/A-1)     09/07/95    3.450      1,900,000
    2,100,000  New  York   Local  Government   Assistance
               Corporation  (Canadian Imperial  Bank LOC)
               VRDN+                                        (VMIG1/A-1+)    09/07/95    3.500      2,100,000
      900,000  New York State Energy Research
               & Development Authority Pollution  Control
               Revenue Refunding Bond (Central Hudson Gas
               &  Electric)  Series 1985A  (Bankers Trust
               LOC) VRDN+                                   (P-1/NR)        09/07/95    3.350        900,000
    1,400,000  New   York   State   Energy   Research   &
               Development  Authority  Pollution  Control
               Revenue Refunding Bonds  (Rochester Gas  &
               Electric)  Series 1984  (Bank of  New York
               LOC) VRDN+                                   (P-1/NR)        09/01/95    3.500      1,400,000
    2,000,000  New  York   State  Energy   Research   and
               Development   Authority  (New  York  State
               Electric  &  Gas)  Series  1985A   (Morgan
               Guaranty LOC) MB                             (P-1/A-1+)      03/15/96    4.650      2,000,000

                            See Accompanying Notes to Financial Statements.
10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
     PAR                  SECURITY DESCRIPTION              (MOODY'S/S&P)   MATURITY    RATE        VALUE
 ------------  ------------------------------------------   -------------   ---------   -----    -----------
NEW YORK (CONT'D)
$   2,000,000  New   York   State  Energy   Research  and
               Development Authority Electric  Facilities
               Revenue  Bonds 1995 Series  A (Long Island
               Lighting Company Project)  (Union Bank  of
               Switzerland LOC) VRDN+                       (VMIG1/NR)      09/07/95    3.350%   $ 2,000,000
    2,500,000  New   York   State  Energy   Research  and
               Development  Authority  Pollution  Control
               Revenue   Bonds   (Long   Island  Lighting
               Company) (Deutsche Bank LOC) MB              (VMIG1/A-1+)    03/01/96    4.700      2,500,000
    7,000,000  New York State G.O. BANS Series R            (P-1/A-1)       10/19/95    3.750      7,000,000
      500,000  New  York  State  Housing  Finance  Agency
               Housing Revenue Bonds (Mt. Sinai School of
               Medicine)  Series 1984A  (LOC Golden State
               Sanwa Bank) VRDN+                            (VMIG1/NR)      09/07/95    3.600        500,000
      100,000  New  York  State  Housing  Finance  Agency
               Housing  Revenue  Bonds  (Normandie Court)
               Series  1991A   (LOC   Societe   Generale)
               (Society General LOC) VRDN+                  (VMIG1/A-1+)    09/07/95    3.400        100,000
    1,300,000  New  York  State  Housing  Finance  Agency
               Housing  Revenue  Bonds  (Memorial   Sloan
               Kettering   Cancer  Center)  Series  1985A
               VRDN+                                        (NR/A-1+)       09/07/95    3.450      1,300,000
    1,200,000  New  York  State  Housing  Finance  Agency
               Multi-Family   Housing   (Pleasant   Creek
               Assoc) 1988  Series  A  (AMBAC  Insurance)
               VRDN+                                        (VMIG1/A-1+)    09/07/95    3.450      1,200,000
      230,000  New  York State  Job Development Authority
               State  Guaranteed  Variable  Rate  Special
               Purpose  Bonds Series 1984C (Sumitomo Bank
               LOC) VRDN+                                   (VMIG1/A-1+)    09/01/95    3.700        230,000
      110,000  New York State  Job Development  Authority
               State  Guaranteed  Variable  Rate  Special
               Purpose Bonds Series 1984F (Sumitomo  Bank
               LOC) VRDN+                                   (VMIG1/A-1+)    09/01/95    3.700        110,000

                            See Accompanying Notes to Financial Statements.
                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
     PAR                  SECURITY DESCRIPTION              (MOODY'S/S&P)   MATURITY    RATE        VALUE
 ------------  ------------------------------------------   -------------   ---------   -----    -----------
NEW YORK (CONT'D)
$     640,000  New  York State  Job Development Authority
               State  Guaranteed  Variable  Rate  Special
               Purpose  Bonds Series 1984G (Sumitomo Bank
               LOC) VRDN+                                   (VMIG1/A-1+)    09/01/95    3.700%   $   640,000
      810,000  New York State  Job Development  Authority
               State  Guaranteed  Variable  Rate  Special
               Purpose Bonds Series 1984H (Sumitomo  Bank
               LOC) VRDN+                                   (VMIG1/A-1+)    09/01/95    3.700        810,000
    2,400,000  New York State Local Government Assistance
               Corporation  Variable  Rate  Revenue Bonds
               Series 1995F (Toronto Dominion LOC) VRDN+    (VMIG1/A-1+)    09/07/95    3.350      2,400,000
      500,000  New York  State  Medical  Care  Facilities
               Finance   Agency   (Lenox   Hill  Hospital
               Project) 1990 Series A (Chemical Bank LOC)
               VRDN+                                        (VMIG1/NR)      09/07/95    3.450        500,000
    2,600,000  New York State Power Authority  Adjustable
               Tender Notes MB                              (VMIG1/A-1)     09/01/95    4.400      2,600,000
    1,000,000  North   Hempstead  New  York  Solid  Waste
               Management Authority Series A 1993 VRDN+     (VMIG1/NR)      09/07/95    3.500      1,000,000
    3,000,000  Suffolk  County   Industrial   Development
               Authority  (Nissequogue Cogen) Series 1993
               (Toronto Dominion LOC) VRDN+                 (VMIG1/A-1+)    09/07/95    3.550      3,000,000
    1,500,000  Suffolk County Water  Authority BANS  1994
               VRDN+                                        (VMIG1/NR)      09/07/95    3.400      1,500,000
    1,000,000  Town  of  Babylon  Industrial  Development
               Agency  (J.  D'Addario  &  Company,   Inc.
               Project) Series 1994 (National Westminster
               LOC) VRDN+                                   (MIG1/NR)       09/07/95    3.550      1,000,000
      100,000  Town  of Montgomery Industrial Development
               Agency Authority (Service Merchandise Co.,
               Inc.) (LOC Industrial Bank of Japan) VRDN+   (NR/A-1)        09/15/95    4.050        100,000
    2,100,000  Triborough  Bridge  and  Tunnel  Authority
               (FGIC Insurance) VRDN+                       (VMIG1/A-1+)    09/07/95    3.300      2,100,000
                                                                                                 -----------
               TOTAL NEW YORK (Cost $70,768,446)                                                  70,768,446
                                                                                                 -----------

                            See Accompanying Notes to Financial Statements.
12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                               RATINGS
     PAR                  SECURITY DESCRIPTION              (MOODY'S/S&P)   MATURITY    RATE        VALUE
 ------------  ------------------------------------------   -------------   ---------   -----    -----------
PUERTO RICO (2.3%)

$     200,000  Government  Development  Bank  for  Puerto
               Rico  Adjustable  Refunding  Bonds  Series
               1985 (Credit Suisse LOC) VRDN+               (VMIG1/NR)      09/07/95    3.200%   $   200,000
    1,000,000  Puerto   Rico  Industrial  Medical  Higher
               Education  and   Environmental   Pollution
               Control  Facility Financing Authority (Key
               Pharmaceuticals Schering-Plough Inc.
               Project) Series 1983A MB                     (NR/AAA)        12/01/95    4.350      1,000,000
      500,000  Puerto Rico  Industrial,  Medical,  Higher
               Education   and   Environmental  Pollution
               Control  Facilities   Authority  (Ana   G.
               Mendez  Educational  Foundation)  (Bank of
               Tokyo LOC) VRDN+                             (NR/A-1)        09/07/95    3.600        500,000
                                                                                                 -----------
               TOTAL PUERTO RICO (Cost $1,700,000)                                                 1,700,000
                                                                                                 -----------

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $72,468,446*)                                            72,468,446
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                         235,051
                                                                                                 -----------
NET ASSETS (100.0%) (applicable to 72,716,616 common shares)                                     $72,703,497
                                                                                                 -----------
                                                                                                 -----------
NET ASSET VALUE, offering and redemption price per common share
  ($72,703,497[div]72,716,616)                                                                        $1.00
                                                                                                      -----
                                                                                                      -----




                            INVESTMENT ABBREVIATIONS

                      BANS      =  Bond Anticipation Notes
                      MB        =  Municipal Bonds
                      RANS      =  Revenue Anticipation Notes
                      TANS      =  Tax Anticipation Notes
                      TECP      =  Tax Exempt Commercial Paper
                      VRDN      =  Variable Rate Demand Notes

+ The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

*  Also represents cost for Federal income tax purposes.

                            See Accompanying Notes to Financial Statements.
                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
      (DAYS)          PAR AMOUNT         PERCENTAGE OF PORTFOLIO
------------------    -----------     -----------------------------
                                                       (CUMULATIVE)
               1-7    $43,832,000         60.5%            60.5%
              8-14              0           0.0             60.5
             15-30        100,000           0.1             60.6
             31-60     14,000,000          19.4             80.0
             61-90              0           0.0             80.0
            91-120      1,000,000           1.4             81.4
           121-150              0           0.0             81.4
          Over 150     13,500,000          18.6            100.0

               Average Weighted Maturity -- 57 Days

                            See Accompanying Notes to Financial Statements.
14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            Warburg Pincus    Warburg Pincus
                                                             Cash Reserve      New York Tax
                                                                Fund            Exempt Fund
                                                            --------------    --------------

INTEREST INCOME                                               $9,570,667        $1,533,359
                                                              ----------        ----------
EXPENSES:
     Investment advisory                                         385,889            98,153
     Sub-investment advisory and administration                  385,889            98,153
     Administrative services                                     154,356            39,261
     Audit                                                        13,781            13,877
     Custodian                                                    38,734            10,168
     Directors'                                                    9,981            10,054
     Distribution                                                      0            10,080
     Insurance                                                    11,060             3,016
     Legal                                                        11,698            10,642
     Printing                                                     11,872             7,962
     Registration                                                 27,675             5,785
     Transfer agent                                               61,700            18,518
     Miscellaneous                                                16,703            12,045
                                                              ----------        ----------
                                                               1,129,338           337,714
     Less: fees waived                                          (280,382)         (111,698)
                                                              ----------        ----------
          Total expenses                                         848,956           226,016
                                                              ----------        ----------
               Net investment income                           8,721,711         1,307,343
                                                              ----------        ----------

NET REALIZED GAIN FROM INVESTMENTS:

     Net realized gain from security transactions                  2,141               645
                                                              ----------        ----------
               Net increase in net assets from operations     $8,723,852        $1,307,988
                                                              ----------        ----------
                                                              ----------        ----------



                            See Accompanying Notes to Financial Statements.
                                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     Warburg Pincus                             Warburg Pincus
                                                      Cash Reserve                               New York Tax
                                                          Fund                                   Exempt Fund
                                          --------------------------------------    ---------------------------------------
                                            For the Six                                For the Six
                                           Months Ended                                Months Ended
                                          August 31, 1995    For the Year Ended       August 31, 1995    For the Year Ended
                                            (Unaudited)       February 28, 1995        (Unaudited)       February 28, 1995
                                           -------------      ------------------      -------------      ------------------
FROM OPERATIONS:
     Net investment income                 $   8,721,711       $     14,018,197       $   1,307,343         $    2,138,667
     Net realized gain (loss) from
       security transactions                       2,141                  9,641                 645                  (189)
     Net decrease in unrealized market
       discount                                        0                      0                   0                    (6)
                                           -------------       ----------------       -------------        --------------
          Net increase in net assets
            resulting from operations          8,723,852             14,027,838           1,307,988             2,138,472
                                           -------------       ----------------       -------------        --------------
FROM DISTRIBUTIONS:
     Dividends from net investment
       income:
          Common shares                       (8,721,711)           (14,018,197)         (1,217,907)           (1,892,371)
          Series 2 shares                              0                      0             (89,436)             (246,296)
                                           -------------       ----------------       -------------       ---------------
               Net decrease from
                 distributions                (8,721,711)           (14,018,197)         (1,307,343)           (2,138,667)
                                           -------------       ----------------       -------------       ---------------
FROM CAPITAL SHARE TRANSACTIONS
  (AT $1 PER SHARE):
     Proceeds from sale of shares            836,624,320          1,886,500,990         122,365,169           246,396,767
     Reinvested dividends                      4,509,670              8,456,201             558,226             1,066,251
     Net asset value of shares redeemed     (970,455,438)        (1,769,313,517)       (137,939,907)         (237,850,988)
                                           -------------       ----------------       -------------       ---------------
          Net increase (decrease) in net
            assets from capital share
            transactions                    (129,321,448)           125,643,674         (15,016,512)            9,612,030
                                           -------------       ----------------       -------------       ---------------
          Net increase (decrease) in net
            assets                          (129,319,307)           125,653,315         (15,015,867)            9,611,835
NET ASSETS:
     Beginning of period                     403,210,782            277,557,467          87,719,364            78,107,529
                                           -------------       ----------------       -------------       ---------------
     End of period                         $ 273,891,475       $    403,210,782       $  72,703,497        $   87,719,364
                                           -------------       ----------------       -------------        --------------
                                           -------------       ----------------       -------------        --------------

                            See Accompanying Notes to Financial Statements.
16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         For the Six
                                         Months Ended            For the Year Ended February 28 or 29,
                                       August 31, 1995    ----------------------------------------------------
                                         (Unaudited)        1995       1994       1993       1992       1991
                                       ----------------   --------   --------   --------   --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------       --------   --------   --------   --------   --------

     Income from Investment
       Operations:

     Net Investment Income                    .0284         .0426      .0273      .0322      .0542      .0760
     Net Realized Gain on Securities              0             0          0          0      .0010          0
                                           --------       --------   --------   --------   --------   --------
          Total from Investment
            Operations                        .0284          .0426      .0273      .0322      .0552      .0760
                                           --------       --------   --------   --------   --------   --------

     Less Distributions:

     Dividends (from net investment
       income)                               (.0284)        (.0426)    (.0273)    (.0322)    (.0542)    (.0760)
     Distributions (from capital
       gains)                                     0              0          0          0     (.0010)         0
                                           --------       --------   --------   --------   --------   --------
          Total Distributions                (.0284)        (.0426)    (.0273)    (.0322)    (.0552)    (.0760)
                                           --------       --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
                                           --------       --------   --------   --------   --------   --------
                                           --------       --------   --------   --------   --------   --------

Total Return                                   5.78%*         4.35%      2.76%      3.27%      5.66%      7.87%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)           $273,891       $403,211   $277,557   $287,723   $426,479   $361,428

Ratios to average daily net assets:
     Operating expenses                         .55%*          .55%       .54%       .50%       .50%       .50%
     Net investment income                     5.63%*         4.41%      2.73%      3.22%      5.45%      7.59%
     Decrease reflected in above
       operating expense ratios due
       to waivers/ reimbursements               .18%*           .19%       .13%       .17%       .16%       .13%

* Annualized

                See Accompanying Notes to Financial Statements.

                                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                    Common Shares
                            -------------------------------------------------------------------------------------------
                             For the  Six
                             Months Ended                      For the Year Ended February 28 or 29,
                            August 31, 1995  --------------------------------------------------------------------------
                              (Unaudited)       1995            1994            1993            1992            1991
                              -----------     --------        --------        --------        --------        --------

NET ASSET VALUE,
 BEGINNING OF PERIOD           $  1.00           $  1.00        $  1.00        $  1.00         $  1.00         $  1.00
                               -------           -------        -------        -------         -------         -------
 Income From Investment
   Operations:
 Net Investment Income           .0169             .0246          .0175          .0224           .0329           .0486

 Less Distributions:
 Dividends (from net
   investment income)           (.0169)           (.0246)        (.0175)         (.0224)       (.0329)          (.0486)
                               -------           -------        -------        -------         -------         -------
NET ASSET VALUE, END OF
 PERIOD                        $  1.00           $  1.00        $  1.00        $  1.00         $  1.00         $  1.00
                               -------           -------        -------        -------         -------         -------
                               -------           -------        -------        -------         -------         -------

Total Return                      3.40%*            2.48%          1.77%          2.26%           3.34%           4.97%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
 (000s)                        $72,703           $77,111        $65,984        $76,995         $65,438         $85,783

Ratios to average daily
 net assets:
 Operating expenses                .55%*             .55%           .54%           .50%            .50%            .50%
 Net investment income            3.34%*            2.46%          1.75%          2.23%           3.27%           4.84%
 Decrease reflected in
   above operating
   expense ratios due
   to waivers/
   reimbursements                  .28%*             .27%           .19%           .28%            .23%            .21%



                                                                        Series 2 Shares
                              ---------------------------------------------------------------------------------------------------
                              For the Period                                                                     April 30, 1990
                              March 1, 1995                                                                    (Initial Issuance)
                                 Through                     For the Year Ended February 28 or 29,                   Through
                              June 9, 1995    --------------------------------------------------------             February 28,
                               (Unaudited)       1995            1994            1993            1992                 1991
                               -----------     --------        --------        --------        --------        ------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $  1.00           $  1.00        $  1.00        $  1.00        $  1.00             $  1.00
                               -------           -------        -------        -------        -------             -------

 Income From Investment
   Operations:
 Net Investment Income           .0085             .0211          .0140          .0189          .0295               .0391

 Less Distributions:
 Dividends (from net
   investment income)           (.0085)           (.0211)        (.0140)        (.0189)        (.0295)             (.0391)
                               -------           -------        -------        -------        -------             -------

NET ASSET VALUE, END OF
 PERIOD                        $  1.00           $  1.00        $  1.00        $  1.00        $  1.00             $  1.00
                               -------           -------        -------        -------        -------             -------
                               -------           -------        -------        -------        -------             -------

Total Return                      3.15%*            2.13%          1.41%          1.90%          2.99%               4.78%*

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
 (000s)                        $     0           $10,608        $12,123         $10,165        $9,307             $15,151

Ratios to average daily
 net assets:
 Operating expenses                .90%*             .90%           .89%            .85%          .85%                .65%*

 Net investment income            3.15%*            2.11%          1.40%           1.87%         2.95%               4.63%*

 Decrease reflected in
   above operating
   expense ratios due
   to waivers/
   reimbursements                  .26%*             .27%           .19%            .28%          .23%                .42%*


* Annualized

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Money Market Funds are comprised of the Warburg Pincus Cash Reserve Fund (the 'Cash Reserve Fund') and the Warburg Pincus New York Tax Exempt Fund (the 'New York Tax Exempt Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified and non-diversified, open-end management investment companies, respectively.

     Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from Federal, New York State, and New York City personal income taxes as is consistent with preservation of capital and liquidity.

     Issuers of New York tax-exempt securities (including issuers whose obligations may be acquired by the New York Tax Exempt Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. During the recent past, several different issuers of Municipal Securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. A recurrence of the financial difficulties experienced by certain issuers of New York tax-exempt securities could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York tax-exempt securities.

     The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange on each day, except on days when the Exchange is closed. Each Fund's investments are valued under the amortized cost method which approximates current market value. Under this method, investments are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the investment.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

     Each Fund intends to continue to comply with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, each Fund acquires an underlying security subject to an obligation of the seller to repurchase the security. The value of the underlying security will be maintained at an amount at least equal to the total amount of the repurchase obligation, including interest. The collateral is in the Fund's possession.

                                                                              19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Counsellors'), a wholly-owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Counsellors currently receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended August 31, 1995, investment advisory fees and waivers were as follows:

                                         GROSS                                  NET
       FUND                           ADVISORY FEE          WAIVER          ADVISORY FEE
       ----                       ---------------------    ---------    ---------------------

Cash Reserve                          $ 385,889          $(112,153)         $ 273,736
New York Tax Exempt                      98,153            (44,755)            53,398

     PNC Institutional Management Corporation ('PIMC'), a wholly-owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, PIMC currently receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended August 31, 1995, sub-investment advisory and administration fees and waivers were as follows:

                                       GROSS SUB-ADVISORY                  NET SUB-ADVISORY
                                              AND                                AND
         FUND                          ADMINISTRATION FEE     WAIVER      ADMINISTRATION FEE
         ----                          ------------------    ---------    ------------------

Cash Reserve                                $385,889         $(168,229)        $217,660
New York Tax Exempt                           98,153           (66,943)          31,210

     Counsellors Funds Service, Inc. ('CFSI'), a wholly-owned subsidiary of Counsellors, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended August 31, 1995, administrative services fees earned by CFSI were as follows:

                                                           GROSS
                FUND                                 ADMINISTRATION FEE
                ----                                 ------------------

Cash Reserve                                              $154,356
New York Tax Exempt                                         39,261

     Counsellors Securities Inc. ('CSI'), also a wholly-owned subsidiary of Counsellors, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

     Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of New York Tax Exempt Fund are designated as Series 2 Shares. Series 2 Shares are identical to Common Shares in all respects except that Series 2 Shares are

20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
sold to institutions ('Service Organizations') that perform certain distribution, shareholder servicing, accounting and/or administrative services for their customers who are beneficial owners of Series 2 Shares. Series 2 Shares bear the fees paid pursuant to a distribution plan adopted by each Fund in an amount not to exceed .75 of 1.00% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers and enjoy certain exclusive voting rights on matters relating to those fees.

     With respect to Series 2 Shares, Service Organizations earned the following distribution fees for the period March 1, 1995 through June 9, 1995:




           FUND                                   DISTRIBUTION FEE
           ----                                   ----------------

New York Tax Exempt                                   $ 10,080

     Transactions in shares of each Fund were as follows:

                                        CASH RESERVE FUND                    NEW YORK TAX EXEMPT FUND
                                ---------------------------------        --------------------------------
                                          Common Shares                           Common Shares
                                   For the                                 For the
                              Six Months Ended        For the         Six Months Ended          For the
                               August 31, 1995       Year Ended        August 31, 1995         Year Ended
                                (Unaudited)       February 28, 1995     (Unaudited)         February 28, 1995
                                -----------       -----------------     -----------         -----------------
Shares sold                      836,624,320         1,886,500,990        107,778,747         204,764,009
Shares issued to shareholders
  on reinvestment of dividends     4,509,670             8,456,201            464,581             822,241
Shares redeemed                 (970,455,438)       (1,769,313,517)      (112,650,749)       (194,459,365)
                                ------------        --------------       ------------        ------------
Net increase (decrease) in
  shares                        (129,321,448)          125,643,674         (4,407,421)         11,126,885
                                ------------        --------------       ------------        ------------
                                ------------        --------------       ------------        ------------


                                            Series 2 Shares
                                   For the Period
                                    March 1, 1995
                                      through               For the
                                    June 9, 1995           Year Ended
                                    (Unaudited)         February 28, 1995
                                    -----------         -----------------
Shares sold                           14,586,422           41,632,750
Shares issued to shareholders
  on reinvestment of dividends            93,645              244,010
Shares redeemed                      (25,289,158)         (43,391,623)
                                     -----------          -----------
Net increase (decrease) in
  shares                             (10,609,091)          (1,514,863)
                                     -----------          -----------
                                     -----------          -----------







4. NET ASSETS

     Net Assets at August 31, 1995, consisted of the following:

                                             CASH RESERVE FUND    NEW YORK TAX EXEMPT FUND
                                             -----------------    ------------------------

Capital contributed, net                        $273,889,263             $72,716,623
Accumulated net realized gain (loss) from
  security transactions                                2,212                 (13,126)
                                                ------------             -----------
Net assets                                      $273,891,475             $72,703,497
                                                ------------             -----------
                                                ------------             -----------



                                                                              21
--------------------------------------------------------------------------------

      FURTHER INFORMATION IS CONTAINED IN THE
      PROSPECTUS, WHICH MUST PRECEDE OR
      ACCOMPANY THIS REPORT.

      WARBURG PINCUS FUNDS
      P.O. BOX 9030
      BOSTON, MASSACHUSETTS 02205-9030

      SHAREHOLDER SERVICES
      1-800-888-6878

      PROSPECTUSES
      1-800-257-5614




                             [WARBURG PINCUS FUNDS LOGO]

                                     SEMIANNUAL
                                       REPORT

                                   AUGUST 31, 1995

                               [ ] WARBURG PINCUS
                                   CASH RESERVE FUND

                               [ ] WARBURG PINCUS
                                   NEW YORK TAX EXEMPT FUND

                       COUNSELLORS SECURITIES INC., DISTRIBUTOR

                                                                   WPCRNY-3-0895


                          STATEMENT OF DIFFERENCES

            The division symbol shall be expressed as ...... [div]